Distribution Date:	10/19/26	BMO 2025-5C11 MORTGAGE TRUST
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2025-5C11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell		Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4				Michael.Birajiclian@bmo.com and
					David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Bond / Collateral Reconciliation - Balances	7		Attention: Executive Vice President – Division Head	(913) 253-9000	askmidlandls.com
Current Mortgage Loan and Property Stratification	8-12		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	13-14	Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 2)	15-16		Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
					lnr.cmbs.notices@lnrproperty.com
Principal Prepayment Detail	17		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Historical Detail	18	Trustee	Computershare Trust Company, N.A.
Delinquency Loan Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	20
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21	Certificate Administrator	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 2	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Modified Loan Detail	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
		Operating Advisor & Asset	BellOak, LLC
Historical Bond / Collateral Loss Reconciliation Detail	25	Representations Reviewer
Interest Shortfall Detail - Collateral Level	26		Attention: Reporting – BMO 2025-5C11		reporting@belloakadvisors.com
Supplemental Notes	27		1717 McKinney Avenue, 12th Floor | Dallas, TX 75202 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	096941AA7	4.845200%	611,000.00	457,192.04	457,192.04	1,845.99	0.00	0.00	459,038.03	0.00	0.00%	30.00%
A-2	096941AB5	5.187000%	104,461,000.00	104,461,000.00	215,587.36	451,532.67	0.00	0.00	667,120.03	104,245,412.64	30.04%	30.00%
A-3	096941AC3	5.668900%	383,616,000.00	383,616,000.00	0.00	1,812,233.95	0.00	0.00	1,812,233.95	383,616,000.00	30.04%	30.00%
A-S	096941AF6	5.938300%	52,360,000.00	52,360,000.00	0.00	259,107.82	0.00	0.00	259,107.82	52,360,000.00	22.53%	22.50%
B	096941AG4	6.320000%	44,505,000.00	44,505,000.00	0.00	234,393.00	0.00	0.00	234,393.00	44,505,000.00	16.14%	16.13%
C	096941AH2	6.014400%	28,798,000.00	28,798,000.00	0.00	144,335.58	0.00	0.00	144,335.58	28,798,000.00	12.01%	12.00%
D	096941AS8	4.500000%	16,580,000.00	16,580,000.00	0.00	62,175.00	0.00	0.00	62,175.00	16,580,000.00	9.64%	9.63%
E	096941AU3	4.500000%	7,854,000.00	7,854,000.00	0.00	29,452.50	0.00	0.00	29,452.50	7,854,000.00	8.51%	8.50%
F	096941AW9	4.500000%	15,708,000.00	15,708,000.00	0.00	58,905.00	0.00	0.00	58,905.00	15,708,000.00	6.26%	6.25%
G	096941AY5	4.500000%	11,345,000.00	11,345,000.00	0.00	42,543.75	0.00	0.00	42,543.75	11,345,000.00	4.63%	4.63%
J	096941BA6	4.500000%	7,854,000.00	7,854,000.00	0.00	29,452.50	0.00	0.00	29,452.50	7,854,000.00	3.50%	3.50%
K-RR*	096941BC2	6.674711%	24,434,556.00	24,434,556.00	0.00	130,268.25	0.00	0.00	130,268.25	24,434,556.00	0.00%	0.00%
R	096941BE8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			698,126,556.00	697,972,748.04	672,779.40	3,256,246.01	0.00	0.00	3,929,025.41	697,299,968.64

X-A	096941AD1	1.109624%	488,688,000.00	488,534,192.04	0.00	451,741.01	0.00	0.00	451,741.01	487,861,412.64
X-B	096941AE9	0.583787%	125,663,000.00	125,663,000.00	0.00	61,133.73	0.00	0.00	61,133.73	125,663,000.00
X-D	096941AJ8	2.174711%	24,434,000.00	24,434,000.00	0.00	44,280.73	0.00	0.00	44,280.73	24,434,000.00
X-F	096941AL3	2.174711%	15,708,000.00	15,708,000.00	0.00	28,466.96	0.00	0.00	28,466.96	15,708,000.00
X-G	096941AN9	2.174711%	11,345,000.00	11,345,000.00	0.00	20,560.08	0.00	0.00	20,560.08	11,345,000.00
X-J	096941AQ2	2.174711%	7,854,000.00	7,854,000.00	0.00	14,233.48	0.00	0.00	14,233.48	7,854,000.00
Notional SubTotal			673,692,000.00	673,538,192.04	0.00	620,415.99	0.00	0.00	620,415.99	672,865,412.64

Deal Distribution Total					672,779.40	3,876,662.00	0.00	0.00	4,549,441.40

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	096941AA7	748.26847791	748.26847791	3.02126023	0.00000000	0.00000000	0.00000000	0.00000000	751.28973813	0.00000000
A-2	096941AB5	1,000.00000000	2.06380716	4.32249998	0.00000000	0.00000000	0.00000000	0.00000000	6.38630714	997.93619284
A-3	096941AC3	1,000.00000000	0.00000000	4.72408333	0.00000000	0.00000000	0.00000000	0.00000000	4.72408333	1,000.00000000
A-S	096941AF6	1,000.00000000	0.00000000	4.94858327	0.00000000	0.00000000	0.00000000	0.00000000	4.94858327	1,000.00000000
B	096941AG4	1,000.00000000	0.00000000	5.26666667	0.00000000	0.00000000	0.00000000	0.00000000	5.26666667	1,000.00000000
C	096941AH2	1,000.00000000	0.00000000	5.01200014	0.00000000	0.00000000	0.00000000	0.00000000	5.01200014	1,000.00000000
D	096941AS8	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E	096941AU3	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
F	096941AW9	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
G	096941AY5	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
J	096941BA6	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
K-RR	096941BC2	1,000.00000000	0.00000000	5.33131234	0.23094670	0.38399061	0.00000000	0.00000000	5.33131234	1,000.00000000
R	096941BE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	096941AD1	999.68526348	0.00000000	0.92439554	0.00000000	0.00000000	0.00000000	0.00000000	0.92439554	998.30855810
X-B	096941AE9	1,000.00000000	0.00000000	0.48648950	0.00000000	0.00000000	0.00000000	0.00000000	0.48648950	1,000.00000000
X-D	096941AJ8	1,000.00000000	0.00000000	1.81225874	0.00000000	0.00000000	0.00000000	0.00000000	1.81225874	1,000.00000000
X-F	096941AL3	1,000.00000000	0.00000000	1.81225872	0.00000000	0.00000000	0.00000000	0.00000000	1.81225872	1,000.00000000
X-G	096941AN9	1,000.00000000	0.00000000	1.81225914	0.00000000	0.00000000	0.00000000	0.00000000	1.81225914	1,000.00000000
X-J	096941AQ2	1,000.00000000	0.00000000	1.81225872	0.00000000	0.00000000	0.00000000	0.00000000	1.81225872	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/26 - 09/30/26	30	0.00	1,845.99	0.00	1,845.99	0.00	0.00	0.00	1,845.99	0.00
A-2	09/01/26 - 09/30/26	30	0.00	451,532.67	0.00	451,532.67	0.00	0.00	0.00	451,532.67	0.00
A-3	09/01/26 - 09/30/26	30	0.00	1,812,233.95	0.00	1,812,233.95	0.00	0.00	0.00	1,812,233.95	0.00
X-A	09/01/26 - 09/30/26	30	0.00	451,741.01	0.00	451,741.01	0.00	0.00	0.00	451,741.01	0.00
X-B	09/01/26 - 09/30/26	30	0.00	61,133.73	0.00	61,133.73	0.00	0.00	0.00	61,133.73	0.00
A-S	09/01/26 - 09/30/26	30	0.00	259,107.82	0.00	259,107.82	0.00	0.00	0.00	259,107.82	0.00
B	09/01/26 - 09/30/26	30	0.00	234,393.00	0.00	234,393.00	0.00	0.00	0.00	234,393.00	0.00
C	09/01/26 - 09/30/26	30	0.00	144,335.58	0.00	144,335.58	0.00	0.00	0.00	144,335.58	0.00
X-D	09/01/26 - 09/30/26	30	0.00	44,280.73	0.00	44,280.73	0.00	0.00	0.00	44,280.73	0.00
X-F	09/01/26 - 09/30/26	30	0.00	28,466.96	0.00	28,466.96	0.00	0.00	0.00	28,466.96	0.00
X-G	09/01/26 - 09/30/26	30	0.00	20,560.08	0.00	20,560.08	0.00	0.00	0.00	20,560.08	0.00
X-J	09/01/26 - 09/30/26	30	0.00	14,233.48	0.00	14,233.48	0.00	0.00	0.00	14,233.48	0.00
D	09/01/26 - 09/30/26	30	0.00	62,175.00	0.00	62,175.00	0.00	0.00	0.00	62,175.00	0.00
E	09/01/26 - 09/30/26	30	0.00	29,452.50	0.00	29,452.50	0.00	0.00	0.00	29,452.50	0.00
F	09/01/26 - 09/30/26	30	0.00	58,905.00	0.00	58,905.00	0.00	0.00	0.00	58,905.00	0.00
G	09/01/26 - 09/30/26	30	0.00	42,543.75	0.00	42,543.75	0.00	0.00	0.00	42,543.75	0.00
J	09/01/26 - 09/30/26	30	0.00	29,452.50	0.00	29,452.50	0.00	0.00	0.00	29,452.50	0.00
K-RR	09/01/26 - 09/30/26	30	3,718.88	135,911.33	0.00	135,911.33	5,643.08	0.00	0.00	130,268.25	9,382.64
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,718.88	3,882,305.08	0.00	3,882,305.08	5,643.08	0.00	0.00	3,876,662.00	9,382.64

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,549,441.40
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,895,794.92	Master Servicing Fee	4,096.29
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,852.19
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	290.82
ARD Interest	0.00	Operating Advisor Fee	1,041.14
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	209.39
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,895,794.92	Total Fees	13,489.84

Principal		Expenses/Reimbursements
Scheduled Principal	11,892.31	Reimbursement for Interest on Advances	2,382.66
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,260.42
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	660,887.09	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	672,779.40	Total Expenses/Reimbursements	5,643.08

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,876,662.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	672,779.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,549,441.40
Total Funds Collected	4,568,574.32	Total Funds Distributed	4,568,574.32

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	697,972,748.70	697,972,748.70	Beginning Certificate Balance	697,972,748.04
(-) Scheduled Principal Collections	11,892.31	11,892.31	(-) Principal Distributions	672,779.40
(-) Unscheduled Principal Collections	660,887.09	660,887.09	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	697,299,969.30	697,299,969.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	697,972,748.70	697,972,748.70	Ending Certificate Balance	697,299,968.64
Ending Actual Collateral Balance	697,299,969.30	697,299,969.30

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.66)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.66)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.67%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$4,999,999 or less	4	13,079,664.52	1.88%	43	6.7947	2.072068	1.49 or lower	30	553,698,112.91	79.41%	44	6.6571	1.088531
$5,000,000 to $9,999,999	11	72,947,191.87	10.46%	43	6.6800	1.406692	1.50 to 1.99	7	70,782,856.39	10.15%	44	6.8339	1.739658
$10,000,000 to $19,999,999	12	152,734,112.91	21.90%	43	6.7860	1.360586	2.00 or greater	4	72,819,000.00	10.44%	44	6.8727	2.679239
$20,000,000 to $29,999,999	8	192,339,000.00	27.58%	44	6.9542	1.286626	Totals	41	697,299,969.30	100.00%	44	6.6975	1.320744
$30,000,000 to $39,999,999	3	104,600,000.00	15.00%	44	6.6966	0.760903
$40,000,000 or higher	3	161,600,000.00	23.18%	44	6.3091	1.586460
Totals	41	697,299,969.30	100.00%	44	6.6975	1.320744
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	2,709,000.00	0.39%	43	5.9800	2.720000
							Lodging	1	12,770,000.00	1.83%	44	7.7890	1.410000
Arizona	2	24,163,972.94	3.47%	44	6.9909	1.869067
							Mixed Use	4	97,668,750.00	14.01%	43	7.1056	1.366466
California	2	13,283,982.22	1.91%	44	7.0600	1.330000
							Mobile Home Park	7	29,439,000.01	4.22%	44	7.0226	1.413223
Florida	2	35,270,000.00	5.06%	44	6.8557	1.161205
							Multi-Family	34	329,794,112.91	47.30%	44	6.3960	1.137880
Georgia	5	32,400,000.00	4.65%	43	7.1614	1.295185
							Office	8	67,466,932.48	9.68%	43	7.1792	2.001556
Indiana	1	12,500,000.00	1.79%	44	6.7700	1.590000
							Retail	7	144,952,173.91	20.79%	44	6.7294	1.313094
Iowa	1	3,691,044.85	0.53%	44	7.0600	1.330000
							Self Storage	2	15,209,000.00	2.18%	44	6.6293	1.791274
Maryland	1	28,500,000.00	4.09%	44	6.8300	1.850000
							Totals	63	697,299,969.30	100.00%	44	6.6975	1.320744
Massachusetts	3	39,500,000.00	5.66%	42	6.7127	1.255316

Missouri	2	17,796,810.20	2.55%	42	6.9847	1.400786

New Hampshire	1	36,550,000.00	5.24%	44	6.8700	0.760000

New Jersey	5	95,070,664.52	13.63%	44	6.2014	1.022297

New York	22	239,375,000.00	34.33%	44	6.5312	1.108582

Ohio	3	21,750,000.00	3.12%	44	7.7400	1.300000

Pennsylvania	3	21,150,000.00	3.03%	44	6.8710	1.030000

Tennessee	1	7,059,494.58	1.01%	41	7.0900	1.240000

Texas	3	54,305,000.00	7.79%	44	6.9068	2.805490

Utah	4	5,625,000.00	0.81%	44	6.4400	1.230000

West Virginia	1	6,600,000.00	0.95%	43	6.6000	1.120000

Totals	63	697,299,969.30	100.00%	44	6.6975	1.320744

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999% or less	2	62,709,000.00	8.99%	45	5.9896	0.911647	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000% to 6.49999%	12	203,250,000.00	29.15%	44	6.3102	1.038293	13 months to 24 months	41	697,299,969.30	100.00%	44	6.6975	1.320744
	6.50000% to 6.99999%	13	256,477,856.39	36.78%	44	6.8039	1.651259	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000% to 7.49999%	12	140,343,112.91	20.13%	43	7.1195	1.303673	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.50000% or greater	2	34,520,000.00	4.95%	44	7.7581	1.340692	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	697,299,969.30	100.00%	44	6.6975	1.320744	Totals	41	697,299,969.30	100.00%	44	6.6975	1.320744
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	61 months or less	41	697,299,969.30	100.00%	44	6.6975	1.320744	Interest Only	39	684,372,112.91	98.15%	44	6.6939	1.315047
	62 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or less	2	12,927,856.39	1.85%	43	6.8905	1.622332
	Totals	41	697,299,969.30	100.00%	44	6.6975	1.320744	Totals	41	697,299,969.30	100.00%	44	6.6975	1.320744
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	39,089,000.00	5.61%	44	6.8284	1.359804			No outstanding loans in this group
	12 months or less	38	658,210,969.30	94.39%	44	6.6898	1.318425
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	697,299,969.30	100.00%	44	6.6975	1.320744
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30512228	MF	Jersey City	NJ	Actual/360	5.990%	299,500.00	0.00	0.00	N/A	07/01/30	--	60,000,000.00	60,000,000.00	10/01/26
2A-1	30512234	MF	Brooklyn	NY	Actual/360	6.156%	271,890.00	0.00	0.00	N/A	06/06/30	--	53,000,000.00	53,000,000.00	10/06/26
3A-1	30323340	MU	Brooklyn	NY	Actual/360	7.120%	148,333.33	0.00	0.00	N/A	05/06/30	--	25,000,000.00	25,000,000.00	10/06/26
3A-4	30323343				Actual/360	7.120%	59,333.33	0.00	0.00	N/A	05/06/30	--	10,000,000.00	10,000,000.00	10/06/26
3A-5	30323344				Actual/360	7.120%	59,333.33	0.00	0.00	N/A	05/06/30	--	10,000,000.00	10,000,000.00	10/06/26
3A-6	30323345				Actual/360	7.120%	32,633.33	0.00	0.00	N/A	05/06/30	--	5,500,000.00	5,500,000.00	10/06/26
4A-1	30323346	Various Dallas		TX	Actual/360	6.870%	278,235.00	0.00	0.00	N/A	06/06/30	--	48,600,000.00	48,600,000.00	10/06/26
5	30323348	RT	Epping	NH	Actual/360	6.870%	209,248.75	0.00	0.00	N/A	06/06/30	--	36,550,000.00	36,550,000.00	10/06/26
6	30512155	MF	Brooklyn	NY	Actual/360	6.750%	195,750.00	0.00	0.00	N/A	05/06/30	--	34,800,000.00	34,800,000.00	10/06/26
7	30323349	RT	New York	NY	Actual/360	6.450%	178,718.75	0.00	0.00	N/A	06/06/30	--	33,250,000.00	33,250,000.00	10/06/26
8	30323350	RT	Waldorf	MD	Actual/360	6.830%	162,212.50	0.00	0.00	N/A	06/06/30	--	28,500,000.00	28,500,000.00	10/06/26
9	30323351	MF	Quincy	MA	Actual/360	6.575%	147,937.50	0.00	0.00	N/A	06/06/30	--	27,000,000.00	27,000,000.00	10/06/26
10	30323352	MH	Various	Various	Actual/360	7.060%	143,782.78	0.00	0.00	N/A	06/06/30	--	24,439,000.00	24,439,000.00	10/06/26
11	30512187	MF	Hallandale Beach	FL	Actual/360	6.326%	118,612.50	0.00	0.00	N/A	06/01/30	--	22,500,000.00	22,500,000.00	10/01/26
12	30323353	MU	Atlanta	GA	Actual/360	7.220%	132,366.67	0.00	0.00	N/A	05/06/30	--	22,000,000.00	22,000,000.00	10/06/26
13	30512246	OF	Beavercreek	OH	Actual/360	7.740%	140,287.50	0.00	0.00	N/A	06/06/30	--	21,750,000.00	21,750,000.00	10/06/26
14	30512223	MF	Various	PA	Actual/360	6.871%	121,101.38	0.00	0.00	N/A	06/05/30	--	21,150,000.00	21,150,000.00	10/05/26
15	30323354	MF	Brooklyn	NY	Actual/360	6.250%	94,140.63	0.00	0.00	N/A	05/06/30	--	18,075,000.00	18,075,000.00	10/06/26
16	30323355	MU	Tucson	AZ	Actual/360	6.960%	96,860.00	0.00	0.00	N/A	06/06/30	--	16,700,000.00	16,700,000.00	10/06/26
17A-2	30323067	MF	Various	Various	Actual/360	7.090%	92,465.42	660,887.09	0.00	N/A	03/06/30	--	15,650,000.00	14,989,112.91	09/06/26
18	30323356	MF	Metuchen	NJ	Actual/360	6.390%	79,875.00	0.00	0.00	N/A	05/06/30	--	15,000,000.00	15,000,000.00	10/06/26
19	30512206	LO	Altamonte Springs	FL	Actual/360	7.789%	82,887.94	0.00	0.00	N/A	06/01/30	--	12,770,000.00	12,770,000.00	10/01/26
20A-1	30322834	Various Lawrence		MA	Actual/360	7.010%	58,416.67	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	10/06/26
20A-4-2	30511907				Actual/360	7.010%	14,604.17	0.00	0.00	N/A	12/06/29	--	2,500,000.00	2,500,000.00	10/06/26
21	30323357	SS	Noblesville	IN	Actual/360	6.770%	70,520.83	0.00	0.00	N/A	06/01/30	--	12,500,000.00	12,500,000.00	10/01/26
22	30323358	MF	Jersey City	NJ	Actual/360	6.490%	65,981.67	0.00	0.00	N/A	05/01/30	--	12,200,000.00	12,200,000.00	10/01/26
23	30323359	MF	Brooklyn	NY	Actual/360	6.290%	55,037.50	0.00	0.00	N/A	06/01/30	--	10,500,000.00	10,500,000.00	10/01/26
24A-3-C2-1	30512120	RT	New York	NY	Actual/360	6.332%	52,766.25	0.00	0.00	N/A	05/01/30	--	10,000,000.00	10,000,000.00	10/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25A-3	30512144	OF	Clayton	MO	Actual/360	6.900%	56,788.51	9,071.50	0.00	N/A	05/05/30	--	9,876,263.37	9,867,191.87	10/05/26
26	30323360	MF	New York	NY	Actual/360	6.400%	45,333.33	0.00	0.00	N/A	06/01/30	--	8,500,000.00	8,500,000.00	10/01/26
27	30512169	MF	New York	NY	Actual/360	6.244%	44,228.33	0.00	0.00	N/A	06/01/30	--	8,500,000.00	8,500,000.00	10/01/26
28	30323361	RT	Dunbar	WV	Actual/360	6.600%	36,300.00	0.00	0.00	N/A	05/06/30	--	6,600,000.00	6,600,000.00	10/06/26
29	30323362	MF	Astoria	NY	Actual/360	6.500%	33,312.50	0.00	0.00	N/A	05/01/30	--	6,150,000.00	6,150,000.00	10/01/26
30	30323363	MF	Brooklyn	NY	Actual/360	6.300%	32,025.00	0.00	0.00	N/A	06/06/30	--	6,100,000.00	6,100,000.00	10/06/26
31	30323364	MF	Abilene	TX	Actual/360	7.220%	34,325.08	0.00	0.00	N/A	06/01/30	--	5,705,000.00	5,705,000.00	10/01/26
32	30323365	MF	Salt Lake City	UT	Actual/360	6.440%	30,187.50	0.00	0.00	N/A	06/06/30	--	5,625,000.00	5,625,000.00	10/06/26
33	30323366	RT	Vidalia	GA	Actual/360	7.220%	32,490.00	0.00	0.00	N/A	04/06/30	--	5,400,000.00	5,400,000.00	10/06/26
34	30323367	MH	Various	GA	Actual/360	6.840%	28,500.00	0.00	0.00	N/A	05/06/30	--	5,000,000.00	5,000,000.00	10/06/26
35	30323368	OF	Jersey City	NJ	Actual/360	7.100%	28,459.17	0.00	0.00	N/A	06/06/30	--	4,810,000.00	4,810,000.00	10/06/26
36	30512258	OF	Brick	NJ	Actual/360	6.860%	17,512.92	2,820.81	0.00	N/A	06/06/30	--	3,063,485.33	3,060,664.52	10/06/26
37	30512109	SS	Millbrook	AL	Actual/360	5.980%	13,499.85	0.00	0.00	N/A	05/06/30	--	2,709,000.00	2,709,000.00	10/06/26
Totals							3,895,794.92	672,779.40	0.00				697,972,748.70	697,299,969.30
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	3,738,232.86	4,126,429.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	4,456,237.22	4,449,165.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	6,846,684.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-4	6,846,684.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-5	6,846,684.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-6	6,846,684.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	9,314,540.11	9,858,799.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,128,614.28	2,036,055.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,722,765.12	750,995.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	69,194.35	140,689.85	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,843,901.59	3,911,729.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,026,207.14	2,243,196.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,067,986.01	1,503,017.91	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,936,005.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,499,869.20	2,319,078.28	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,425,428.07	1,656,180.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,459,917.31	1,487,776.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,395,035.30	2,501,442.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-2	2,835,334.19	0.00	--	--	--	0.00	0.00	92,432.82	92,432.82	0.00	0.00
18	1,236,030.21	1,173,538.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,623,737.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A-1	8,093,306.44	7,795,991.50	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20A-4-2	8,093,306.44	7,795,991.50	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,220,547.00	1,372,008.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	951,549.99	872,232.00	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	583,213.00	617,001.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24A-3-C2-1	55,332,241.20	46,890,837.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25A-3	5,804,673.98	7,022,223.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	671,103.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	630,225.59	773,622.21	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	442,986.56	572,184.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	452,114.12	442,338.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	801,740.12	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	464,215.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	625,399.11	581,297.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,088,277.84	636,122.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	796,444.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	432,694.86	542,760.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	450,571.65	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	160,848,074.55	115,325,016.98				0.00	0.00	92,432.82	92,432.82	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
17A-2	30323067	660,887.09	Partial Liquidation (Curtailment)	0.00	0.00
Totals		660,887.09		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	660,887.09	0	0.00	6.697528%	6.674331%	44
09/17/26	1	15,650,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.697903%	6.674711%	45
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.697906%	6.674713%	46
07/17/26	1	15,650,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.697908%	6.674716%	47
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.697912%	6.674719%	48
05/15/26	1	15,650,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.697914%	6.674722%	49
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.697917%	6.674725%	50
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.697920%	6.674728%	51
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.697924%	6.674732%	52
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.697927%	6.674735%	53
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.697929%	6.674737%	54
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.697932%	6.674740%	55
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17A-2	30323067	09/06/26	0	B	92,432.82	92,432.82	0.00	14,989,112.91	08/26/26	98
Totals					92,432.82	92,432.82	0.00	14,989,112.91

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		697,299,969	697,299,969	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	697,299,969	697,299,969	0	0	0	0
Sep-26	697,972,749	682,322,749	15,650,000	0	0	0
Aug-26	697,982,109	697,982,109	0	0	0	0
Jul-26	697,991,414	682,341,414	15,650,000	0	0	0
Jun-26	698,003,131	698,003,131	0	0	0	0
May-26	698,012,312	682,362,312	15,650,000	0	0	0
Apr-26	698,023,911	698,023,911	0	0	0	0
Mar-26	698,032,969	698,032,969	0	0	0	0
Feb-26	698,049,404	698,049,404	0	0	0	0
Jan-26	698,058,312	698,058,312	0	0	0	0
Dec-25	698,067,167	698,067,167	0	0	0	0
Nov-25	698,078,453	698,078,453	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17A-2	30323067	14,989,112.91	14,989,112.91	65,600,000.00	--	2,670,874.19	1.24000	12/31/25	03/06/30	I/O
Totals		14,989,112.91	14,989,112.91	65,600,000.00		2,670,874.19

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17A-2	30323067	MF	Various	08/26/26	98

10/13/2026 - Loan transferred to special servicing effective August 26, 2026 due to Other (outstanding payment shortfalls, cash management/DACA compliance failures, unresolved insurance deficiencies, several remaining uncured lien/title matters at both th e Abington and Cypress properties, and non-compliance of PILOT documents.) The Borrower has not come to the Special Servicer with a proposed resolution to cure the outstanding defaults, and the Special Servicer has began enforcing remedies available to Le nder under the Loan Documents.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2A-1	30512234	0.00	6.15600%	0.00	6.15600%	8	06/06/25	06/06/25	08/28/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3A-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	978.63	0.00	0.00	0.00
3A-4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	197.70	0.00	0.00	0.00
3A-5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	197.70	0.00	0.00	0.00
3A-6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	108.74	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	51.54	0.00	0.00	0.00
17A-2	0.00	0.00	3,260.42	0.00	0.00	0.00	0.00	0.00	848.35	0.00	0.00	0.00
Total	0.00	0.00	3,260.42	0.00	0.00	0.00	0.00	0.00	2,382.66	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,643.08

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Supplemental Notes
None

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